Payments, Details - 12 months ended Jun. 30, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 31,117	Fees	Bolivia	snj:BO-L	The National Government of Bolivia
#: 2
	176,445	Fees	Bolivia	snj:BO-O	Machacamarca Community
#: 3
	109,443	Fees	Bolivia	snj:BO-O	Carangas Community
#: 4
	3,546	Taxes	Bolivia	snj:BO-L	The National Government of Bolivia	Silverstrike
#: 5
	67,045	Taxes	Bolivia	snj:BO-P	The National Government of Bolivia	Silversand
#: 6
	39,874	Taxes	Bolivia	snj:BO-O	The National Government of Bolivia	Carangas
#: 7
	$ 476,833	Taxes	Bolivia		The National Government of Bolivia	Administration